CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - shares		3 Months Ended	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Ordinary Shares | RSAs
Shares issued (in shares)	236,884	296,104	296,104